Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note 10—Debt
The following is a summary of the Company’s debt as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Revolving Credit Facility	$—	$27,690
Convertible Notes	—	150,000
Total debt facilities	—	177,690
Unamortized debt discount and issuance costs (1)	(521)	(30,725)
Total debt, net	$(521)	$146,965
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(1)As of December 31, 2021, the Company included unamortized debt issuance costs within Prepaid expenses and other assets on the Consolidated Statements of Financial Position since there were no outstanding borrowings under the Revolving Credit Facility, as defined below.
Credit Agreement – Revolving Credit Facility
The Company has a revolving credit facility (the “Revolving Credit Facility”) with Cadence Bank, N.A. (“Cadence Bank”).
Prior to the Business Combination
On November 11, 2020, the Revolving Credit Facility was amended to extend the maturity date from December 31, 2021 to April 1, 2022. On December 28, 2020, the agreement was further amended to expressly permit the transactions contemplated by the proposed Business Combination.
During the years ended December 31, 2020 and 2019, the Company made principal payments on the Revolving Credit Facility of $32.0 million and $10.0 million, respectively, as well as drawdowns of $22.0 million and $20.0 million, respectively.
For the period prior to the Business Combination, the Revolving Credit Facility bore interest at a rate per annum equal to either the variable Eurodollar Rate (or London Interbank Offered Rate, LIBOR) or a variable Base Rate
(defined as the higher of the (i) Federal Funds Rate plus ½ of 1.0%; (ii) Cadence Bank prime rate; or (iii) Eurodollar Rate plus 1.0%) plus a rate which varies by the Company’s leverage ratio, as noted in the table below.

Applicable Rate
Combined Leverage Ratio	Eurodollar Rate	Base Rate
< 0.50 : 1.00	2.50%	1.50%
≥ 0.50 : 1.00, but < 1.50 : 1.00	2.75%	1.75%
≥ 1.50 : 1.00	3.00%	2.00%
Business Combination Impact
Upon consummation of the Business Combination, the Company repaid all of the outstanding borrowings under the Credit Agreement, which included $27.7 million of principal plus accrued and unpaid interest. In anticipation of the Closing, on June 15, 2021, the Credit Agreement was amended such that as of the Closing Date, (i) the maturity was extended from April 1, 2022 to July 1, 2025, (ii) interest accrues at LIBOR plus a fixed rate of 2.00% per annum (with a 0.25% LIBOR floor) with an alternate base rate option equal to Cadence Bank’s prime rate minus 1.00% (with a 3.25% floor), (iii) up to $15.0 million of the Revolving Credit Facility may be used for the issuance of letters of credit, (iv) up to $20.0 million of incremental revolving commitments may be incurred under the Credit Agreement, and (v) certain financial covenants were amended.
Average Interest rate, Effective Interest Rate and Interest Expense
The weighted average interest rate for the Revolving Credit Facility was 2.62% for the period from January 1, 2021 through June 24, 2021 (the Closing Date) and 3.02%, and 4.95% for the years ended December 31, 2020 and 2019, respectively.
Debt Issuance Cost—Prior to the Business Combination, the Company incurred $1.8 million in issuance costs related to the Credit Agreement, which were amortized to Interest expense using the effective interest method over the life of the Revolving Credit Facility. The effective interest rate of the Revolving Credit Facility taking into account these issuance costs was 3.73% for the period from January 1, 2021 through June 24, 2021 and 3.93% and 6.48% for the years ended December 31, 2020 and 2019, respectively. The amendment that occurred with the Business Combination was accounted for as a modification as opposed to a debt extinguishment in accordance with U.S. GAAP. As such, the unamortized original debt issuance costs as well as the additional $0.4 million in fees incurred to amend the facility are being amortized using the effective interest method to Interest expense over the amended remaining term of the Revolving Credit Facility. Interest expense related to the Revolving Credit Facility was $0.7 million, $1.6 million, and $1.6 million during the years ended December 31, 2021, 2020, and 2019, respectively.
As of December 31, 2021, the Company had no outstanding balance related to the Revolving Credit Facility and no incremental revolving commitments were incurred.
Convertible Notes - Outstanding Prior to the Business Combination
The Company issued 7.0% subordinated unsecured convertible notes with an aggregate principal amount of $150.0 million (the “Convertible Notes”) under a Note Purchase Agreement (as amended, the “NPA”) executed in conjunction with the TPH Business Combination on November 30, 2016 (the “TPH Closing Date”). The Convertible Notes were due to mature on November 30, 2026 (the “Maturity Date”), unless earlier converted or repaid pursuant to the terms. Interest payments were due quarterly; however, until the fifth anniversary of the TPH Closing Date, the Company had the ability to elect to defer its payment of interest up to eight separate times but never exercised this election.
Applicable only to the period after the Separation and before the Business Combination, the NPA named PWP Capital Holdings LP as a guarantor of the Convertible Notes and required that financial covenants be determined on a combined basis with the results of both the Company and PWP Capital Holdings LP for the applicable periods ended.
Debt Discount and Issuance Costs - A portion of the Convertible Notes was issued at a 5.0% original issue discount in the amount of $5.8 million coupled with a 3.0% commitment fee in the amount of $3.5 million. In addition to the discount and commitment fees, the Company incurred debt issuance costs of approximately $1.1 million in relation to the NPA. The debt discounts and issuance costs were amortized using the effective interest method over the term of the Convertible Notes prior to the Business Combination and redemption.
Optional Conversion - In accordance with the NPA, each holder of Convertible Notes (each herein referred to as a “Holder”) had the right at any time on or prior to the Maturity Date, to convert all or a portion of their portion of the Convertible Notes into the Company’s common units at the conversion rate, plus an amount in cash equal to accrued and unpaid interest. The optional conversion was evaluated and deemed to be both beneficial and significant to require separation. The estimated intrinsic value of the Beneficial Conversion Feature (“BCF”) was measured at the most favorable conversion terms and determined to be $32.7 million as of the Closing Date. The recognition of the BCF created a discount on the Convertible Notes with an offsetting increase to Partners’ capital.
Letter Agreements - In December 2020, the Company entered into letter agreements (the “2020 Letter Agreements”) with all Holders, which amended and restated any existing letter agreements, pursuant to which all of the Holders (the “Redeeming Holders”) agreed to collectively tender for redemption $150 million aggregate principal amount of their Convertible Notes (such Convertible Notes, the “Redeemed Notes”) for cash. Pursuant to the terms of the 2020 Letter Agreements, the Redeeming Holders agreed not to convert their Convertible Notes in connection with the Business Combination.
Business Combination Impact and Redemption
Upon consummation of the Business Combination, the Company redeemed the Convertible Notes for $161.6 million, which included the total outstanding $150.0 million aggregate principal, an applicable premium for Redeeming Holders owning at least $5.0 million of principal, and accrued and unpaid interest. The Company recognized a $39.4 million loss on extinguishment of the Convertible Notes composed of the $10.9 million premium and $28.5 million of unamortized debt discount and issuance costs. Each Redeeming Holder was entitled to receive a “top-up” payment if the redemption price was exceeded by the five-day volume weighted average price at which the Company’s Class A common stock traded on the 30th calendar day following the Business Combination plus the aggregate amount of accrued and unpaid interest on such Redeemed Notes. No additional “top-up” payment was required to the Redeeming Holders.
Prior to the Business Combination and redemption, certain of the Redeeming Holders were partners. Refer to Note 17—Related Party Transactions for further information.
Effective Interest Rate and Interest Expense
The effective interest rate of the Convertible Notes, considering the cash coupon rate of 7.0% as well as amortization of the BCF discount, debt discount and issuance costs, was 11.95% for the period from January 1, 2021 through June 24, 2021 (the date such Convertible Notes were redeemed) and 11.95%, and 11.95% for the years ended December 31, 2020, and 2019, respectively. The aggregate interest expense related to the Convertible Notes was $6.9 million, $14.1 million, and $13.8 million during the years ended December 31, 2021, 2020, and 2019, respectively.